DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional and Fair Value Amounts of Outstanding Derivative Instruments

	Notional amount		Fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,
	2025	2024	2025	2024
Forward contracts
expenses NIS	133,851	122,401	10,153	4,047
expenses INR	65,174	68,504	(1,138)	(1,329)
expenses PHP	12,932	12,697	(215)	(341)
expenses COP	6,432	7,526	337	(428)
	$218,389	$211,128	$9,137	$1,949

Schedule of Fair Value of Derivative Instruments by Balance Sheet Location
The fair value of the Company's outstanding derivative instruments at December 31, 2025 and 2024 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2025	2024
Derivative assets:
Foreign exchange forward contracts	Prepaid expenses and other current assets	$10,490	$4,047
Derivative liabilities:
Foreign exchange forward contracts	Accrued expenses and other liabilities	$(1,353)	$(2,098)

Schedule of Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income
The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2025, 2024 and 2023 is summarized below:

	Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax
	Year Ended December 31,
	2025	2024	2023
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$16,844	$(3,621)	$(5,300)
	$16,844	$(3,621)	$(5,300)
Derivatives in foreign exchange cash flow hedging relationships for the years ended December 31, 2025, 2024 and 2023 is summarized below:

		Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax
		Year Ended December 31,
	Statements of income line item	2025	2024	2023
Forward contracts to hedge payroll	Cost of revenues, operating expenses	(10,088)	4,520	13,335
		$(10,088)	$4,520	$13,335